Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 15,796,983	$ 12,610,873	$ 6,652,308
Revenue from Sales of Injection Molding Machine-Dedicated Manipulator Arms and Installation and Warranty Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	10,328,959	9,815,219	6,181,009
Revenue from Sales of Accessories of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	1,437,989	998,034	137,209
Revenue from Sales of Raw Materials and Scraps of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	3,934,593	1,662,923	222,826
Revenue from Installation Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 95,442	$ 134,697	$ 111,264